Corgi Genomics & Precision Medicine ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Architectural, Engineering, and Related Services - 1.4%
NeoGenomics, Inc. (a)	1,606	$ 23,432

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 2.3%
Sophia Genetics SA (a)	1,551	8,949
Tempus AI, Inc. - Class A (a)	517	29,950
		38,899

Drugs and Druggists' Sundries Merchant Wholesalers - 1.2%
Relay Therapeutics, Inc. (a)	1,111	20,787

Health Care - 0.9%
Generate Biomedicines, Inc. (a)	924	15,588

Industrial Machinery Manufacturing - 0.7%
Azenta, Inc. (a)	495	12,632

Medical and Diagnostic Laboratories - 9.5%
Biodesix, Inc. (a)	462	10,418
CareDx, Inc. (a)	594	16,929
Caris Life Sciences, Inc. (a)	880	15,682
Castle Biosciences, Inc. (a)	462	11,019
Fulgent Genetics, Inc. (a)	517	10,609
Guardant Health, Inc. (a)	429	64,363
Veracyte, Inc. (a)	583	34,239
		163,259

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 12.5%
Illumina, Inc. (a)	363	63,826
Pacific Biosciences of California, Inc. (a)	5,852	9,831
Standard BioTools, Inc. (a)	8,547	7,032
Thermo Fisher Scientific, Inc.	264	132,359
		213,048

Other Ambulatory Health Care Services - 0.9%
GeneDx Holdings Corp. (a)	220	15,103

Other Professional, Scientific, and Technical Services - 2.7%
Genmab AS - ADR (a)	1,672	45,930

Pharmaceutical and Medicine Manufacturing - 48.6% (b)
10X Genomics, Inc. - Class A (a)	891	34,161
Alnylam Pharmaceuticals, Inc. (a)	220	66,227
Arcturus Therapeutics Holdings, Inc. (a)	792	5,322
Arrowhead Pharmaceuticals, Inc. (a)	451	36,761
Beam Therapeutics, Inc. (a)	704	24,161
BioMarin Pharmaceutical, Inc. (a)	693	39,654
Bio-Techne Corp.	605	42,743
Caribou Biosciences, Inc. (a)	3,058	5,382
Editas Medicine, Inc. (a)	2,574	8,340
GRAIL, Inc. (a)	330	22,529

Incyte Corp. (a)	462		52,372
Intellia Therapeutics, Inc. (a)	1,177		19,915
Ionis Pharmaceuticals, Inc. (a)	528		41,865
Iovance Biotherapeutics, Inc. (a)	4,477		18,624
Krystal Biotech, Inc. (a)	110		40,884
Moderna, Inc. (a)	913		63,937
Myriad Genetics, Inc. (a)	1,925		10,992
QIAGEN NV	858		33,548
Rocket Pharmaceuticals, Inc. (a)	2,343		8,013
Sarepta Therapeutics, Inc. (a)	924		16,604
Schrodinger, Inc. (a)	1,001		16,266
Solid Biosciences, Inc. (a)	1,397		13,956
Twist Bioscience Corp. (a)	341		35,082
Ultragenyx Pharmaceutical, Inc. (a)	748		24,976
uniQure NV (a)	748		34,453
Vertex Pharmaceuticals, Inc. (a)	231		114,745
			831,512

Scientific Research and Development Services - 15.5%
4D Molecular Therapeutics, Inc. (a)	1,045		13,899
Absci Corp. (a)	2,387		27,665
Adaptive Biotechnologies Corp. (a)	1,298		27,842
CRISPR Therapeutics AG (a)	517		28,197
Ideaya Biosciences, Inc. (a)	682		25,418
Nurix Therapeutics, Inc. (a)	990		24,017
Personalis, Inc. (a)	1,562		20,931
Precision BioSciences, Inc. (a)	825		6,485
Prime Medicine, Inc. (a)	2,387		8,808
Recursion Pharmaceuticals, Inc. - Class A (a)	4,664		17,117
Revolution Medicines, Inc. (a)	341		63,862
			264,241

Software Publishers - 0.7%
Certara, Inc. (a)	1,815		11,888

Specialty (except Psychiatric and Substance Abuse) Hospitals - 1.9%
Nuvalent, Inc. - Class A (a)	264		32,604
TOTAL COMMON STOCKS (Cost $1,381,724)			1,688,923

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	20,316		20,316
TOTAL MONEY MARKET FUNDS (Cost $20,316)			20,316

TOTAL INVESTMENTS - 100.0% (Cost $1,402,040)			1,709,239
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00015)	(252)
TOTAL NET ASSETS - 100.0%			$ 1,708,987

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Genomics & Precision Medicine ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,688,923	$ –	$ –	$ 1,688,923
Money Market Funds	20,316	–	–	20,316
Total Investments	$ 1,709,239	$ –	$ –	$ 1,709,239

Refer to the Schedule of Investments for further disaggregation of investment categories.